ENTITY-WIDE DISCLOSURE (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2011
TAT Technologies Ltd [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
ENTITY-WIDE DISCLOSURE
NOTE 18 -	ENTITY-WIDE DISCLOSURE

a.	Total revenues and long-lived assests - by geographical location were as follows:

	2011		2010		2009
	Total revenues	Long-lived assets	Total revenues	Long-lived assets	Total revenues	Long-lived assets
Sale of products

Israel	$18,945	$8,528	$23,223	$9,103	$19,613	$9,312
Asia	-	-	-	-	-	-
North America	20,988	-	7,531	-	7,554	-
Europe	6,048	-	5,567	-	5,788	-
Other	1,527	-	2,633	-	1,796	-
	$47,508	$8,528	$38,954	$9,103	$34,751	$9,312

	2011		2010		2009
	Total revenues	Long-lived assets	Total revenues	Long-lived assets	Total revenues	Long-lived assets

Services

Israel	$384	$-	$410	$-	$95	$-
Asia	-	-	-	-	-	-
North America	26,403	4,325	25,607	5,340	34,043	5,151
Europe	8,253	-	8,573	-	10,767	-
Other	2,849	-	6,211	-	3,435	-
	$37,889	$4,325	$40,801	$5,340	$48,340	$5,151

b.	Major Customers

No single customer accounted for 10% or more of Group's total net revenue in any fiscal year presented.